CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY
Accounts receivable, allowance for doubtful accounts		26,834
Accounts payable, consolidated VIEs	8,819,633	54,947,197	44,149,842	19,753,814	18,844,789
Other taxes payable, consolidated VIEs	665,904	4,148,647	5,797,785	1,487,795	3,042,253
Advances from customers, consolidated VIEs	2,869,625	17,878,053	27,010,571	7,119,429	16,115,067
Deferred revenue, consolidated VIEs	3,251,204	20,255,327	16,661,791	12,827,945	12,011,822
Refund of game points, consolidated VIEs	27,286,670	169,998,682	169,998,682	169,998,682	169,998,682
Other payables and accruals, consolidated VIEs	8,103,346	50,484,656	47,906,323	22,014,045	23,037,145
Long-term accounts payables,consolidated VIEs	6,406,466	39,912,925	60,016,072
Deferred tax liabilities, non-current , consolidated VIEs	$ 884,150	5,508,341	5,521,837
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	24,484,634	24,484,634	24,456,805
Ordinary shares, shares outstanding	24,484,634	24,484,634	24,456,805